UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21947

                           OLD FIELD MASTER FUND, LLC
               (Exact name of registrant as specified in charter)

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                          733 Third Avenue, 11th Floor
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

OLD FIELD MASTER FUND, LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2010

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
JUNE 30, 2010 (UNAUDITED)

                                            NUMBER OF                                                                   EXPIRATION
                                   FIRST     SHARES/                          PERCENTAGE                                  DATE OF
                                ACQUISITION OWNERSHIP                         OF MEMBERS' % IN SIDE                       LOCK-UP
INVESTMENT STRATEGY/NAME            DATE        %         COST    FAIR VALUE   EQUITY(1)  POCKETS(2)   LIQUIDITY(3)      PERIOD(4)
------------------------        ----------- --------- ----------- ----------- ----------- ----------  -------------     ----------
CREDIT:
   Anchorage Crossover
      Credit Offshore Fund,
      Ltd.                        2/1/2007       332  $     5,552  $    1,819      0.01%          --      Quarterly (6)    N/A
   Latigo Offshore Fund, Ltd.     2/1/2007        72       64,612      75,761      0.22%       44.81%     Quarterly (6)    N/A
                                                      -----------  ----------     -----
      TOTAL CREDIT                                         70,164      77,580      0.23%
                                                      -----------  ----------     -----
DISTRESSED:
   Anchorage Capital Partners
      Offshore Ltd.               7/1/2009     1,040      241,931     293,658      0.86%          --        Annually    6/30/2010
   Credit Distressed Blue Line
      Offshore Fund, Ltd.         12/1/2009      285      500,000     543,649      1.60%          --       Quarterly    11/30/2010
   York Credit Opportunities
      Unit Trust                  9/1/2009    22,627    1,000,000   1,149,259      3.39%          --        Annually    8/31/2010
                                                      -----------  ----------     -----
      TOTAL DISTRESSED                                  1,741,931   1,986,566      5.85%
                                                      -----------  ----------     -----
EVENT DRIVEN:
   Altima Global Special
      Situations Fund, Ltd.       5/1/2008       797      696,033     697,056      2.05%        5.68%        Monthly       N/A
   Fir Tree International Value
      Fund II, Ltd.               7/1/2009       105    1,050,000   1,147,737      3.38%          --       Quarterly    6/30/2010
   Montrica Global
      Opportunities Fund          2/1/2007     1,385      136,740     110,347      0.32%       22.53%      Quarterly       N/A
   Owl Creek Overseas Fund,
      Ltd.                        7/1/2009     1,000    1,000,000   1,100,601      3.24%          --        Annually    6/30/2010
   Perry Partners
      International, Inc.         5/1/2007     1,823      116,914     114,881      0.34%      100.00%      Annually (9)    N/A
   Taconic Opportunity Offshore
      Fund, Ltd.                  5/1/2008     1,172    1,292,144   1,373,373      4.04%          --       Quarterly       N/A
                                                      -----------  ----------     -----
      TOTAL EVENT DRIVEN                                4,291,831   4,543,995     13.37%
                                                      -----------  ----------     -----
FIXED INCOME RELATIVE VALUE:
   The Drake Absolute Return
      Fund, Ltd.                  2/1/2007       102      201,772     115,449      0.34%          --      Quarterly (6)    N/A
                                                      -----------  ----------     -----
   TOTAL FIXED INCOME RELATIVE
      VALUE                                               201,772     115,449      0.34%
                                                      -----------  ----------     -----
FUNDAMENTAL MARKET NEUTRAL:
   Level Global Overseas, Ltd.    5/1/2009     1,450    1,450,000   1,424,927      4.20%          --       Quarterly    4/30/2011
   O'Connor Global Fundamental
      Market Neutral Long /
      Short Ltd.                  4/1/2007       854    1,274,318   1,607,316      4.73%          --         Monthly       N/A
                                                      -----------  ----------     -----
   TOTAL FUNDAMENTAL MARKET
      NEUTRAL                                           2,724,318   3,032,243      8.93%
                                                      -----------  ----------     -----
LONG/SHORT EQUITY:
   Artha Emerging Markets
      Fund, Ltd.                  2/1/2010       500      500,000     509,550      1.50%          --       Quarterly    1/31/2011
   Cobalt Offshore Fund           10/1/2009      912      600,000     605,787      1.78%          --       Quarterly    9/30/2010
   Criterion Capital Partners,
      Ltd.                        2/1/2007     6,107      847,783     920,765      2.71%          --         Monthly       N/A
   Henderson Asia Pacific
      Absolute Return Fund,
      Ltd.                        9/1/2009     9,747    1,000,000     955,043      2.81%          --         Monthly       N/A
   Highline Capital
      International, Ltd.         5/1/2008     9,752    1,250,000   1,152,245      3.39%          --       Quarterly       N/A
   Ivory Offshore Flagship
      Fund, Ltd.                  2/1/2007     1,099    1,146,732   1,201,646      3.54%          --       Quarterly       N/A
   Pennant Windward Fund, Ltd.    5/1/2009       773    1,250,000   1,300,625      3.83%          --       Quarterly    4/30/2010
   PFM Diversified Offshore
      Fund, Ltd.                  5/1/2008       923    1,250,000   1,353,371      3.99%          --       Quarterly       N/A
   Scopia PX International,
      Ltd.                        1/1/2010       935    1,250,000   1,247,461      3.67%          --       Quarterly    12/31/2010
                                                      -----------  ----------     -----
      TOTAL LONG/SHORT EQUITY                           9,094,515   9,246,493     27.22%
                                                      -----------  ----------     -----
MACRO:
   Brevan Howard Fund Limited     10/1/2007    7,432      500,000     732,094      2.16%          --         Monthly       N/A
   WCG Offshore Fund, Ltd.        10/1/2009      712      900,000   1,000,918      2.95%          --       Quarterly    12/31/2010
   Woodbine Capital Fund Ltd.     5/1/2009       748      800,000     812,885      2.39%          --       Quarterly    4/30/2010
                                                      -----------  ----------     -----
      TOTAL MACRO                                       2,200,000   2,545,897      7.50%
                                                      -----------  ----------     -----

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
JUNE 30, 2010 (UNAUDITED)

                                            NUMBER OF                                                                    EXPIRATION
                                   FIRST     SHARES/                          PERCENTAGE                                   DATE OF
                                ACQUISITION OWNERSHIP                         OF MEMBERS' % IN SIDE                        LOCK-UP
INVESTMENT STRATEGY/NAME            DATE        %         COST    FAIR VALUE   EQUITY(1)  POCKETS(2)   LIQUIDITY(3)       PERIOD(4)
------------------------        ----------- --------- ----------- ----------- ----------- ----------  -------------      ----------
MULTI-STRATEGY RELATIVE VALUE:
   Bennelong Asia Pacific
      Multi-Strategy Equity
      Fund, Ltd.                  8/1/2008       816      106,723      80,004      0.24%      100.00%       Monthly (9)     N/A
   Broad Peak Fund, Ltd.          1/1/2010     1,000    1,000,000     941,409      2.77%          --      Quarterly (10)     (8)
   Citadel Kensington Global
      Strategies Fund, Ltd.       2/1/2007       762      341,892     318,911      0.94%          --      Quarterly         N/A
   Linden International, Ltd.     2/1/2007       675      919,473   1,420,141      4.18%          --      Quarterly (10)    N/A
   Sandelman Partners
      Multi-Strategy Fund, Ltd.   2/1/2007     1,504       21,874      11,968      0.04%       35.04%    Quarterly (5)      N/A
                                                      -----------   ---------     -----
      TOTAL MULTI-STRATEGY
         RELATIVE VALUE                                 2,389,962   2,772,433      8.17%
                                                      -----------  ----------     -----
STRUCTURED CREDIT:
   Cerberus International
      SPV, Ltd.(7)                9/1/2007     1,340  $ 1,685,570  $1,432,643      4.22%      100.00%     Quarterly (9)     N/A
   CPIM Structured Credit
      Fund 1000 Inc.              2/1/2007     5,140      581,804      93,549      0.27%          --      Quarterly         N/A
   Dune Capital International,
      Ltd.                        2/1/2007       N/A      368,934     223,070      0.66%          --  Semi-Annually         N/A
   Petra Offshore Fund L.P.*      2/1/2007       N/A    1,400,000          --      0.00%          --      Quarterly (5)     N/A
   Sorin Offshore Fund, Ltd.      2/1/2008        53       41,807      31,363      0.09%          --      Quarterly (6)     N/A
                                                      -----------  ----------     -----
      TOTAL STRUCTURED CREDIT                           4,078,115   1,780,625      5.24%
                                                      -----------  ----------     -----
      TOTAL INVESTMENTS IN
         INVESTMENT FUNDS                             $26,792,608  $26,101,281    76.85%
                                                      ===========  ==========     =====

(1)  Percentages are based on members' equity at end of period of $33,965,319

(2)  Percentages of assets invested in side pockets.

(3)  Available frequency of redemptions after initial lock-up period.

(4) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after March 31, 2010 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

(5) Investment fund has suspended redemptions. The Fund can not estimate when the suspension will be removed.

(6) Investment fund is in the process of an orderly wind-down with the return of capital to investors. The Fund can not estimate when the wind-down will be completed.

(7) On September 30, 2009, the investment in Cerberus International, Ltd. (the "Original Invested Company") was 100% compulsorily redeemed by the Fund and participated in the voting shares of a special purpose vehicle, Cerberus International SPV, Ltd. which holds a participation in pro rata share of all the cash, securities assets and liabilities (excluding deferred inventive fee payable) of the Original Invested Company attributable to the percentage of redeemed shares.

(8) Class A2 - First business day after the last valuation date of the first quarter of 2011.

     Class S - Not redeemable unless they are converted back into Class A2 shares upon a liquidation event.

(9) The Fund's remaining investment in the investment fund is a side pocket which is in the process of liquidating. The Fund can not estimate when the liquidation will be complete.

(10) 25% Fund level gate.

*    See Note B [3] - Investments valuation and revenue recognition.

     At June 30, 2010, the aggregate cost of investments for tax purposes was $26,792,608. Net unrealized depreciation on investments for tax purposes was $(691,327), consisting of $2,013,166 of gross unrealized appreciation and $(2,704,493) of gross unrealized depreciation.

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
JUNE 30, 2010 (UNAUDITED)

The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of June 30, 2010:

Description                                        Level 1      Level 2       Level 3        Total
-----------                                      ----------   -----------   -----------   -----------
ASSETS:
   Cash equivalents - money market               $3,964,482   $        --   $        --   $ 3,964,482
   Investments in investment funds:
      Credit                                             --            --        77,580        77,580
      Distressed                                         --            --     1,986,565     1,986,565
      Event Driven                                       --     2,116,264     2,427,731     4,543,995
      Fixed Income Relative Value                        --            --       115,449       115,449
      Fundamental Market Neutral                         --     1,607,316     1,424,927     3,032,243
      Long/Short Equity                                  --     5,583,070     3,663,423     9,246,493
      Macro                                              --       732,094     1,813,804     2,545,898
      Multi-Strategy Relative Value                      --       318,911     2,453,522     2,772,433
      Structured Credit                                  --        93,549     1,687,076     1,780,625
                                                 ----------   -----------   -----------   -----------
         Total Investments in investment funds           --    10,451,204    15,650,077    26,101,281
                                                 ----------   -----------   -----------   -----------
            TOTAL ASSETS                         $3,964,482   $10,451,204   $15,650,077   $30,065,763
                                                 ==========   ===========   ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                 INVESTMENTS                                      FIXED                                         MULTI-
                     IN                                          INCOME   FUNDAMENTAL                         STRATEGY
                 INVESTMENT                            EVENT    RELATIVE    MARKET    LONG/SHORT              RELATIVE   STRUCTURED
                   FUNDS       CREDIT   DISTRESSED    DRIVEN      VALUE     NEUTRAL     EQUITY       MACRO      VALUE      CREDIT
                 -----------  --------- ----------  ----------  --------  ----------- ----------- ---------- ----------  ----------
BALANCE AS OF
   3/31/10       $17,304,036  $ 79,748  $3,023,640  $2,635,882  $114,939   $1,391,013 $ 3,814,922 $1,800,477 $2,658,511  $1,784,904
Accrued
   discounts/
   premiums               --        --          --          --        --           --          --         --         --          --
Realized
      loss            93,414   (17,909)    172,773      27,428    (1,780)          --          --         --    (54,846)    (32,252)
Change in
   unrealized
   appreciation     (530,990)   24,939    (229,006)   (205,361)    4,628       33,914    (151,499)    13,327    (83,875)     61,943
Net purchases
   (sales)        (1,216,383)   (9,198)   (980,842)    (30,218)   (2,338)          --          --         --    (66,268)   (127,519)
Reclassifications         --        --          --          --        --           --          --         --         --          --
                 -----------  --------  ----------  ----------  --------   ---------- ----------- ---------- ----------  ----------
BALANCE AS OF
   6/30/10       $15,650,077  $ 77,580  $1,986,565  $2,427,731  $115,449   $1,424,927 $ 3,663,423 $1,813,804 $2,453,522  $1,687,076
                 ===========  ========  ==========  ==========  ========   ========== =========== ========== ==========  ==========
Net change in
   unrealized
   gain/(loss)
   relating to
   investments
   held at
   6/30/10(1)    $  (530,990) $ 24,939  $ (229,006) $ (205,361) $  4,628   $   33,914 $  (151,499)$   13,327 $  (83,875) $   61,943
                 ===========  ========  ==========  ==========  ========   ========== =========== ========== ==========  ==========

(1) The unrealized gain (loss) is included in net change in unrealized appreciation on investments in investment funds in the Statement of Operations.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Old Field Master Fund, LLC


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore, President

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore,
                                        Principal Executive Officer

Date: August 27, 2010


By (Signature and Title)*               /s/ Thomas J. Modzelewski
                                        ----------------------------------------
                                        Thomas J. Modzelewski,
                                        Principal Financial Officer

Date: August 27, 2010

* Print the name and title of each signing officer under his or her signature.